Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Jul. 06, 2015	Jun. 02, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common stock, outstanding (in shares)			168,977,965	168,936,633	177,933,175
Dividends paid on the 15th of each month (in dollars per share)		$ 0.059166667	$ 0.059166667
Common Stock
Class of Stock [Line Items]
Tender offer common stock purchases (shares)	11,900,000
Tender offer price (usd per share)	$ 10.5	$ 10.5
Tender offer common stock purchases	$ 125.0